Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
BofA Securities, Inc.
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2023-D – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Loan_Sale_2023-LS-B_Loan_Level_File_1004_BofA.xlsx.zip” provided by the Bank on October 9, 2023, containing information on 73,261 student loans (the “Student Loans”) as of October 4, 2023 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2023-D. The Bank is responsible for the specified attributes identified by the Bank in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.

•	The term “Sources” means the following information provided by the Bank:

–	Branch Categorization Screen within the ATLAS System;

–
Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Loan Summary and Credit Bureau Report within the ENCORE System; and,

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

The Sources were represented by the Bank to be copies of the original Sources or electronic records contained within the respective system. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Bank to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans”). A listing of the Selected Student Loans is attached hereto as Exhibit A.

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, Credit Bureau Report, and Instructions

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	– “TLDSBAMT” field in the “OTHER” option on #HDI Screen, – sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, – “FINANCIAL INSTITUTION” field on #NM CC Screen, and – Instructions

Current Principal Balance
–     “TOTAL ACCOUNT BALANCE” field or sum of “ACCOUNT BALANCE” field, in the “CYCLE DATE” field on #CSS Screen, and total of all “ACCRUED INTEREST” amounts on #CSS Screen,
–     “EFF-DT” field on #CPH Screen,

2

Attributes	Sources / Instructions

–   total of all “LOAN DISBURSEMENT” amounts, all “FORBEARANCE PAYMENT” amounts, and all “PAYMENT REVERSAL” amounts on #CDS Screen,
–    accrued interest recomputed using “INT_RT” field on #EDH Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen,
–    "CUR BAL" field on #BS Screen, and
–    Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date
–    “CURR LOAN STAT,” “CURR:GRAD/SEP DT,” “RPMT BEGIN DT,” “MATURITY DT” fields on #EDH Screen,
–    “CYCLE DATE,” “DRAW PERIOD END DATE” fields on #CSS Screen,
–    “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
–    notation of status change on #CIS Screen or #EDH Screen, and
–    Instructions

Remaining Term
–   “CURR LOAN STAT” field on #EDH Screen,
–   “MISC FIELD 2” field on #BS3 Screen,
–   “#9” field on #NM CC Screen,
–   “CYCLE DATE” field on #CSS Screen,
–   “MATURITY DT” field on #EDH Screen,
–   “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen,
–  “DUE DATE” field on #CSS Screen, and
–  Instructions

Repayment Schedule Type	– “MISC FIELD 2” field on #BS3 Screen, – “CYCLE DATE” field on #CSS Screen, – “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and – Instructions

Interest Rate
–   “INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen,
–   “DAYS1” field on #ED2 Screen,
–   “CYCLE DATE” field on #CSS Screen,
–   “PER DAY INTEREST” field on #CPO Screen
–   “ACCOUNT BALANCE” field on #CSS Screen,

3

Attributes	Sources / Instructions

– “VAR CASH SET1” field on #CP2 Screen – “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, – “DDD_RATE” field on #HDI Screen, and – Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources.

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 73,261 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

4

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
October 17, 2023

5

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

1	2023D001	51	2023D051	101	2023D101	151	2023D151
2	2023D002	52	2023D052	102	2023D102	152	2023D152
3	2023D003	53	2023D053	103	2023D103	153	2023D153
4	2023D004	54	2023D054	104	2023D104	154	2023D154
5	2023D005	55	2023D055	105	2023D105	155	2023D155
6	2023D006	56	2023D056	106	2023D106	156	2023D156
7	2023D007	57	2023D057	107	2023D107	157	2023D157
8	2023D008	58	2023D058	108	2023D108	158	2023D158
9	2023D009	59	2023D059	109	2023D109	159	2023D159
10	2023D010	60	2023D060	110	2023D110	160	2023D160
11	2023D011	61	2023D061	111	2023D111	161	2023D161
12	2023D012	62	2023D062	112	2023D112	162	2023D162
13	2023D013	63	2023D063	113	2023D113	163	2023D163
14	2023D014	64	2023D064	114	2023D114	164	2023D164
15	2023D015	65	2023D065	115	2023D115	165	2023D165
16	2023D016	66	2023D066	116	2023D116	166	2023D166
17	2023D017	67	2023D067	117	2023D117	167	2023D167
18	2023D018	68	2023D068	118	2023D118	168	2023D168
19	2023D019	69	2023D069	119	2023D119	169	2023D169
20	2023D020	70	2023D070	120	2023D120	170	2023D170
21	2023D021	71	2023D071	121	2023D121	171	2023D171
22	2023D022	72	2023D072	122	2023D122	172	2023D172
23	2023D023	73	2023D073	123	2023D123	173	2023D173
24	2023D024	74	2023D074	124	2023D124	174	2023D174
25	2023D025	75	2023D075	125	2023D125	175	2023D175
26	2023D026	76	2023D076	126	2023D126	176	2023D176
27	2023D027	77	2023D077	127	2023D127	177	2023D177
28	2023D028	78	2023D078	128	2023D128	178	2023D178
29	2023D029	79	2023D079	129	2023D129	179	2023D179
30	2023D030	80	2023D080	130	2023D130	180	2023D180
31	2023D031	81	2023D081	131	2023D131	181	2023D181
32	2023D032	82	2023D082	132	2023D132	182	2023D182
33	2023D033	83	2023D083	133	2023D133	183	2023D183
34	2023D034	84	2023D084	134	2023D134	184	2023D184
35	2023D035	85	2023D085	135	2023D135	185	2023D185
36	2023D036	86	2023D086	136	2023D136	186	2023D186
37	2023D037	87	2023D087	137	2023D137	187	2023D187
38	2023D038	88	2023D088	138	2023D138	188	2023D188
39	2023D039	89	2023D089	139	2023D139	189	2023D189
40	2023D040	90	2023D090	140	2023D140	190	2023D190
41	2023D041	91	2023D091	141	2023D141	191	2023D191
42	2023D042	92	2023D092	142	2023D142	192	2023D192
43	2023D043	93	2023D093	143	2023D143	193	2023D193
44	2023D044	94	2023D094	144	2023D144	194	2023D194
45	2023D045	95	2023D095	145	2023D145	195	2023D195
46	2023D046	96	2023D096	146	2023D146	196	2023D196
47	2023D047	97	2023D097	147	2023D147	197	2023D197
48	2023D048	98	2023D098	148	2023D148	198	2023D198
49	2023D049	99	2023D099	149	2023D149	199	2023D199
50	2023D050	100	2023D100	150	2023D150	200	2023D200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number

201	2023D201	242	2023D242	283	2023D283	324	2023D324
202	2023D202	243	2023D243	284	2023D284	325	2023D325
203	2023D203	244	2023D244	285	2023D285	326	2023D326
204	2023D204	245	2023D245	286	2023D286	327	2023D327
205	2023D205	246	2023D246	287	2023D287	328	2023D328
206	2023D206	247	2023D247	288	2023D288	329	2023D329
207	2023D207	248	2023D248	289	2023D289	330	2023D330
208	2023D208	249	2023D249	290	2023D290	331	2023D331
209	2023D209	250	2023D250	291	2023D291	332	2023D332
210	2023D210	251	2023D251	292	2023D292	333	2023D333
211	2023D211	252	2023D252	293	2023D293	334	2023D334
212	2023D212	253	2023D253	294	2023D294	335	2023D335
213	2023D213	254	2023D254	295	2023D295	336	2023D336
214	2023D214	255	2023D255	296	2023D296	337	2023D337
215	2023D215	256	2023D256	297	2023D297	338	2023D338
216	2023D216	257	2023D257	298	2023D298	339	2023D339
217	2023D217	258	2023D258	299	2023D299	340	2023D340
218	2023D218	259	2023D259	300	2023D300	341	2023D341
219	2023D219	260	2023D260	301	2023D301	342	2023D342
220	2023D220	261	2023D261	302	2023D302	343	2023D343
221	2023D221	262	2023D262	303	2023D303	344	2023D344
222	2023D222	263	2023D263	304	2023D304	345	2023D345
223	2023D223	264	2023D264	305	2023D305	346	2023D346
224	2023D224	265	2023D265	306	2023D306	347	2023D347
225	2023D225	266	2023D266	307	2023D307	348	2023D348
226	2023D226	267	2023D267	308	2023D308	349	2023D349
227	2023D227	268	2023D268	309	2023D309	350	2023D350
228	2023D228	269	2023D269	310	2023D310	351	2023D351
229	2023D229	270	2023D270	311	2023D311	352	2023D352
230	2023D230	271	2023D271	312	2023D312	353	2023D353
231	2023D231	272	2023D272	313	2023D313	354	2023D354
232	2023D232	273	2023D273	314	2023D314	355	2023D355
233	2023D233	274	2023D274	315	2023D315	356	2023D356
234	2023D234	275	2023D275	316	2023D316	357	2023D357
235	2023D235	276	2023D276	317	2023D317	358	2023D358
236	2023D236	277	2023D277	318	2023D318	359	2023D359
237	2023D237	278	2023D278	319	2023D319	360	2023D360
238	2023D238	279	2023D279	320	2023D320	361	2023D361
239	2023D239	280	2023D280	321	2023D321
240	2023D240	281	2023D281	322	2023D322
241	2023D241	282	2023D282	323	2023D323

Note: The Bank has assigned a unique Student Loan number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the actual Student Loan Number.

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
a)      Compare the Social Security Number in the “Borrower SSN” field in the Data File to the Social Security Number on the Promissory Note,

b)      Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

c)      Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrower SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen. In the event the Original Principal Balance in the Data File did not agree, compare as follows:

a)      For Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

b)      For Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

a)      Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;

Attribute	Instructions

1)      If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2023 calendar year); and,

2)      In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)      In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

c)      In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

d)      In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

e)      In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

Attribute	Instructions

f)        In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.

g)      In the event the Recomputed Current Principal Balance calculated in step (f) did not agree, recompute the “Current Principal Balance” as follows:

1)      Recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the most recent payment date and prior payment date indicated on the #CSS Screen, and a denominator of 365 (i.e., the total number of days in the 2023 calendar year); and,

2)      Subtract the Unpaid Interest & Fees stated in the Loan Summary from the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen.

3)      Subtract the recomputed accrued interest from procedure (1) from the remaining payment amount, if any.

4)      Subtract any remaining payment amount from the account balance stated in the “ACCOUNT BALANCE” field on the #CSS Screen

Loan Status
Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)      If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

b)      If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

c)      Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

d)      In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Attribute	Instructions
Current Status End Date
Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)       If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)       If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen, or the date 6 months after the “DRAW PERIOD END DATE” field on the #CSS Screen;

c)       If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

(i)       If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

(ii)      If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.

d)       If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)       In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

(i)      Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)      If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
Remaining Term
Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)       If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)       If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)       If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months[1] between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions

c)      If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

e)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

f)       If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

g)      If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,

h)      If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

a)       Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

b)       If the Cutoff Date was within the range between the loan’s cycle date and the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

c)       If the Cutoff Date was after the date resulting from step (a), compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

Attribute	Instructions

d)       In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

(i)      divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

(ii)      add 0.0000099 and truncate to five decimals

(iii)    multiply by 365 (i.e., the total number of days in the 2023 calendar year), and

(iv)    round the value to the nearest 0.125 percent.

e)       In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

f)        In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)       If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

b)       If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)       If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

Attribute	Instructions

e)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)        If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”

g)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.